Shareholders' Equity (Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' Equity [Abstract]
Outstanding, beginning balance	1,653,434	1,151,121	833,799
Granted	154,600	527,500	464,335
Forfeited and cancelled	(152,698)	(25,187)	(122,952)
Exercised	(481,903)		(24,061)
Outstanding, ending balance	1,173,433	1,653,434	1,151,121
Vested at year end	490,086	725,466	461,192
Vested and expected to vest at December 31, 2017	1,110,325
Exercisable at December 31, 2017	490,086
Weighted average exercise price, Outstanding, beginning balance	$ 2.82	$ 3.28	$ 3.34
Weighted average exercise price, Granted	2.75	1.92	2.99
Weighted average exercise price, Forfeited and cancelled	2.77	5.00	2.95
Weighted average exercise price, Exercised	2.87	0.00	1.40
Weighted average exercise price, Outstanding, ending balance	2.80	2.82	3.28
Weighted exercise price, Vested at year end	3.36	$ 3.32	$ 3.48
Weighted average exercise price, Vested and expected to vest at December 31, 2017	2.80
Weighted average exercise price, Exercisable at December 31, 2017	$ 3.36
Weighted average Remaining Contractual term (years), Outstanding	4 years 7 months 24 days
Weighted average Remaining Contractual term (years), Vested and expected to vest	4 years 7 months 24 days
Weighted average Remaining Contractual term (years), Exercisable	3 years 7 months 28 days
Aggregate intrinsic Value, Outstanding	$ 3,450	$ 1,040	$ 45
Aggregate Intrinsic Value, Vested and Expected to Vest	3,265	998
Aggregate intrinsic Value, Exercisable	$ 1,140	$ 204	$ 38